CAPITAL MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Fair Value Measurement [Abstract]
Schedule of classification of each class of financial assets/liabilities
	Level 1	Level 2	Total carrying amount	Fair Value
	US$’000	US$’000	US$’000	US$’000
June 30, 2024
Loans and receivables at amortised cost
Trade receivables	12,658	-	12,658	12,658
Cash and cash equivalents	5,317	-	5,317	5,317
Finance lease receivable	43	-	43	43

	18,018	-	18,018	18,018

Liabilities at amortised cost
Senior secured term loan	-	(65,809)	(65,809)	(65,809)
Convertible loan note	-	(14,964)	(14,964)	(14,964)
Exchangeable note	-	(210)	(210)	(210)
Lease liabilities	(12,352)	-	(12,352)	(12,352)
Trade and other payables (excluding deferred income)	(23,061)	-	(23,061)	(23,061)
Provisions	(50)	-	(50)	(50)

	(35,463)	(80,983)	(116,446)	(116,446)

Fair value through profit and loss (FVPL)

Derivative liability – warrants	-	(1,444)	(1,444)	(1,444)
Derivative asset – prepayment option	-	193	193	193

	-	(1,251)	(1,251)	(1,251)

	(17,445)	(82,234)	(99,679)	(99,679)

	Level 1	Level 2	Total carrying amount	Fair Value
	US$’000	US$’000	US$’000	US$’000
December 31, 2023
Loans and receivables at amortised cost
Trade receivables	10,698	-	10,698	10,698
Cash and cash equivalents	3,691	-	3,691	3,691
Finance lease receivable	155	-	155	155
	14,544	-	14,544	14,544

Liabilities at amortised cost
Senior secured term loan	-	(40,109)	(40,109)	(40,109)
Convertible note	-	(14,542)	(14,542)	(14,542)
Exchangeable note	-	(210)	(210)	(210)
Lease liabilities	(12,566)	-	(12,566)	(12,566)
Trade and other payables (excluding deferred income)	(12,752)	-	(12,752)	(12,752)
Provisions	(50)	-	(50)	(50)
	(25,368)	(54,861)	(80,229)	(80,229)

Fair value through profit and loss (FVTPL)
Derivative liability – warrants	-	(526)	(526)	(526)
Derivative asset – prepayment option	-	178	178	178

	-	(348)	(348)	(348)

	(10,824)	(55,209)	(66,033)	(66,033)